Exhibit 99.2

Ford Credit Auto Lease Trust 2014-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2014

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2014, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2014, leases with a total base residual value of $15,397,667.25 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2015. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2014
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2014-	December	$1,268,319,191.08
2015-	January	$1,231,847,664.78	$22,169,098.77	6.77%	$20,744,859.50	2.01%
	February	$1,206,745,823.64	$21,989,771.01	6.71%	$9,446,006.25	0.91%
	March	$1,178,624,699.89	$21,738,948.48	6.64%	$12,586,841.70	1.22%
	April	$1,147,967,762.36	$21,415,026.14	6.54%	$15,301,813.63	1.48%
	May	$1,114,032,546.85	$21,010,708.55	6.41%	$18,826,364.05	1.82%
	June	$1,077,641,030.12	$20,547,183.74	6.27%	$21,571,715.31	2.09%
	July	$1,036,343,266.57	$19,960,567.87	6.09%	$26,877,254.12	2.60%
	August	$986,962,174.06	$19,181,308.84	5.85%	$35,527,105.60	3.44%
	September	$932,263,991.78	$18,308,164.08	5.59%	$41,462,414.37	4.02%
	October	$857,260,518.71	$17,023,006.81	5.20%	$62,770,993.76	6.08%
	November	$780,179,394.61	$15,666,657.21	4.78%	$65,819,092.76	6.38%
	December	$700,525,739.34	$14,259,807.86	4.35%	$69,402,441.95	6.72%
2016-	January	$660,357,486.46	$13,595,662.74	4.15%	$30,171,809.10	2.92%
	February	$607,583,830.42	$12,657,124.67	3.86%	$43,509,531.46	4.21%
	March	$552,409,817.73	$11,671,251.66	3.56%	$46,624,749.90	4.52%
	April	$499,355,348.00	$10,697,020.98	3.27%	$45,196,046.60	4.38%
	May	$443,443,248.73	$9,634,689.01	2.94%	$48,843,118.00	4.73%
	June	$387,630,581.90	$8,562,268.47	2.61%	$49,528,956.04	4.80%
	July	$334,465,366.18	$7,513,168.04	2.29%	$47,643,926.54	4.61%
	August	$273,324,721.88	$6,270,334.29	1.91%	$56,588,583.45	5.48%
	September	$208,500,811.19	$4,936,497.88	1.51%	$61,291,338.87	5.94%
	October	$163,237,752.57	$3,838,260.93	1.17%	$42,495,601.31	4.12%
	November	$112,099,766.40	$2,579,961.39	0.79%	$49,396,127.90	4.78%
	December	$47,921,611.32	$1,177,718.52	0.36%	$63,575,754.48	6.16%
2017-	January	$31,524,217.54	$780,999.97	0.24%	$15,862,325.95	1.54%
	February	$14,611,152.98	$366,377.74	0.11%	$16,708,514.50	1.62%
	March	$621,475.03	$17,879.01	0.01%	$14,046,879.73	1.36%
	April	$327,709.41	$10,505.03	0.00%	$286,572.70	0.03%
	May	$278,388.40	$8,916.10	0.00%	$42,189.00	0.00%
	June	$199,540.05	$6,775.26	0.00%	$73,601.00	0.01%
	July	$153,856.87	$5,161.30	0.00%	$41,584.90	0.00%
	August	$149,506.92	$5,161.30	0.00%	$0.00	0.00%
	September	$137,613.27	$4,357.79	0.00%	$8,323.70	0.00%
	October	$76,033.82	$2,579.32	0.00%	$59,715.00	0.01%
	November	$35,178.71	$1,133.18	0.00%	$40,112.65	0.00%
	December	$—	$—	0.00%	$35,359.00	0.00%

Total			$327,614,053.94	100.00%	$1,032,407,624.78	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,360,021,678.72

Ford Credit Auto Lease Trust 2014-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
October 2014	Car	431	82.73%	$(3,373)	(9.98)%	(17.97)%
	CUV	358	73.36%	$374	0.99%	1.70%
	SUV	7	28.00%	$2,933	8.75%	19.62%
	Truck	17	24.64%	$3,647	8.53%	15.29%
	Total/Average	813	73.71%	$(1,522)	(4.26)%	(7.50)%
November 2014	Car	246	76.64%	$(2,879)	(8.68)%	(15.46)%
	CUV	285	78.51%	$921	2.44%	4.24%
	SUV	14	63.64%	$4,201	9.47%	21.19%
	Truck	24	40.00%	$4,270	9.36%	17.11%
	Total/Average	569	74.28%	$(500)	(1.38)%	(2.44)%
December 2014	Car	251	79.68%	$(2,096)	(6.42)%	(11.40)%
	CUV	268	67.68%	$1,352	3.61%	6.28%
	SUV	14	51.85%	$2,431	6.33%	13.78%
	Truck	27	35.53%	$2,970	6.59%	11.70%
	Total/Average	560	68.80%	$(89)	(0.25)%	(0.44)%